Fair Value Measurements (Details) - Schedule of Black Scholes Model for the Promissory Note	Jan. 03, 2024
Risk-free interest rate [Member]
Schedule of Black Scholes Model for the Note Payable Line Items]
Promissory note measurement input method	3.9
Term (in years) [Member]
Schedule of Black Scholes Model for the Note Payable Line Items]
Promissory note measurement input method	5
Probability of de-SPAC [Member]
Schedule of Black Scholes Model for the Note Payable Line Items]
Promissory note measurement input method	20
Exercise price [Member]
Schedule of Black Scholes Model for the Note Payable Line Items]
Promissory note measurement input method	11.5
Public Warrant Price [Member]
Schedule of Black Scholes Model for the Note Payable Line Items]
Promissory note measurement input method	0.053